Description of Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2021
Description Of Operations And Basis Of Presentation [Line Items]
Common stock, per share (in Dollars per share)					$ 157.89
Common warrants (in Shares)		83,333
Warrants per share (in Dollars per share)		$ 6	$ 4		$ 7.5
Net Income/(Loss)			$ 5,426,409	$ (31,641,742)	$ (36,798,419)	$ (12,268,216)
Fair value of convertible notes			(8,324,198)	20,230,983	22,764,854	(2,117,636)
Convertible notes						8,041,000
Net cash used in operations			(6,227,883)	(6,067,760)	(8,479,746)	(9,296,606)
Accumulated deficit			(69,418,067)		(74,844,476)	(38,046,057)
Stockholders’ deficit			(33,989,220)	$ (38,264,969)	$ (43,422,456)	$ (6,631,291)			$ 5,210,246
Reverse stock split					57-for-1
Increase fair value					$ 20.7			$ 672,500
Working capital term					1 year
Cash					$ 19,305,000
2022 and 2023 Convertible Notes [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Convertible notes					22,146,023
Whiskey Special Ops 2023 Notes [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Convertible notes					2,975,000
Convertible Notes Payable [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Fair value of convertible notes			10,500,000		23,000,000
Convertible notes			3,400,000
Net cash used in operations					8,300,000
Convertible Notes and Warrants [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Net Income/(Loss)					13,800,000
Net cash used in operations					8,500,000
Accumulated deficit					51,800,000
Stockholders’ deficit					$ 20,400,000
Subsequent Event [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Common stock, per share (in Dollars per share)	$ 4
Subsequent Event [Member] | Common Warrants [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Common warrants (in Shares)	382,205
Warrants per share (in Dollars per share)	$ 3.99
Liquidity and Going Concern [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Net Income/(Loss)			5,100,000
Fair value of convertible notes			10,500,000
Accumulated deficit			59,200,000
Stockholders’ deficit			23,700,000
Change in increase in fair value of convertible notes			$ 10,200,000
IPO [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Shares of common stock (in Shares)			1,687,500
Common stock, per share (in Dollars per share)			$ 4				$ 10
Warrants per share (in Dollars per share)			$ 6
IPO [Member] | Subsequent Event [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Shares of common stock (in Shares)	1,687,500
Common stock, per share (in Dollars per share)	$ 4
IPO [Member] | Subsequent Event [Member] | Common Warrants [Member]
Description Of Operations And Basis Of Presentation [Line Items]
Shares of common stock (in Shares)	382,205
Common stock, per share (in Dollars per share)	$ 0.01